Earnings / (loss) per share calculation	6 Months Ended
Jul. 31, 2018
Disclosure Of Earnings Per Share [Abstract]
Earnings / (loss) per share calculation
Earnings / (loss) per share calculation

The calculation of earnings / (loss) per share is based on the following data:

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
		(Adjusted*)		(Adjusted*)
	000s	000s	000s	000s
Profit / (loss) for the period	£26,649	(£3,281)	£20,814	(£8,042)

Weighted average number of ordinary shares for basic earnings / (loss) per share	82,008	61,915	79,335	61,900
Effect of dilutive potential ordinary shares (share options and warrants)	649	—	628	—
Weighted average number of ordinary shares for diluted earnings / (loss) per share	82,657	—	79,963	—

Basic earnings / (loss) per ordinary share from operations £	0.32	(0.05)	0.26	(0.13)
Diluted earnings / (loss) per ordinary share from operations £	0.32	—	0.26	—

Basic earnings / (loss) per ordinary share has been calculated by dividing the profit / (loss) for the three and six months ended July 31, 2018 by the weighted average number of shares in issue during the three and six months ended July 31, 2018. Diluted earnings / (loss) per ordinary share has been calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potentially dilutive ordinary shares. Potentially dilutive ordinary shares represents the number of shares that could have been acquired at fair value based on the monetary value of the subscription rights attached to share options in-the-money compared with the number of shares that would have been issued assuming the exercise of share options in-the-money.

3. Earnings / (loss) per share calculation (continued)
IAS 33 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net profit. No diluted earnings / (loss) per share has been calculated for the three and six months ended July 31, 2017 as the Group reported a net loss and therefore the exercise of the share options would have the effect of reducing loss per ordinary share which is not dilutive.